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JANUS
100 FILLMORE STREET
DENVER, COLORADO 80206-4928
PH: 303-333-3863
www.janus.com

May 17, 2001

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, DC 20549

Re:      JANUS INVESTMENT FUND (the "Registrant")
         Janus Fund
         Janus Twenty Fund
         Janus Venture Fund
         Janus Olympus Fund
         Janus Worldwide Fund
         Janus Overseas Fund
         Janus Global Life Sciences Fund
         Janus Global Technology Fund
         (collectively, the "Janus Equity Funds")
         1933 Act File No. 2-34393
         1940 Act File No. 811-1879

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, as the same have been modified by Regulation S-T, this serves as notification of the existence of a Spanish language version of the Janus Equity Funds' prospectus dated February 16, 2001.

Pursuant to Rule 306 of Regulation S-T, we hereby represent that a fair and accurate English translation of the Janus Equity Funds' Spanish language prospectus may be found in Registrant's 485(b) filing made on February 15, 2001 (accession no. 0000277751-01-000021). In accordance with Rule 306 of Regulation S-T, a paper copy of the Spanish language prospectus otherwise required to be filed shall be provided to the Commission upon request.

If you have any questions regarding this filing, please call me at (303)
316-5724.

Very truly yours,

/s/ Christine A. Scheel
Christine A. Scheel
Assistant Secretary
Janus Investment Fund

cc:      Kevin Rupert
         Kelley Howes
         Molly Roll
         Cindy Antonson